Consolidated Statements of Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues
Revenues		$ 398	$ 436	$ 497
Cost of revenues		140	172	143
Gross profit		258	264	354
Research and development expenses, net		8,629	9,143	11,587
Sales and marketing expenses		1,197	1,120	1,939
General and administrative expenses		2,613	2,677	3,119
Operating loss		12,181	12,676	16,291
Financial expenses (income), net		(78)	(1,538)	2,119
Net Loss		$ 12,103	$ 11,138	$ 18,410
Basic loss per share	[1]	$ (0.12)	$ (0.14)	$ (0.42)
Diluted loss per share	[1]	$ (0.12)	$ (0.14)	$ (0.42)
Weighted average number of shares outstanding used in computing basic loss per share	[1],[2]	100,748	66,657	47,336
Weighted average number of shares outstanding used in computing diluted loss per share	[1],[2]	100,748	66,657	47,336

[1]	All share and per share amounts have been retrospectively adjusted to reflect the 1:7 reverse share split effected in August 2025.
[2]	All share and per-share amounts have been retrospectively adjusted to reflect the 1:7 reverse share split effected On August 15, 2025